Leases - Related expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Depreciation of right of-use-assets	€ 3,623	€ 2,977	€ 1,941
Interest expense on lease liabilities	604	443	437
Short-term lease expenses	214	6	488
Lease expenses for low-value assets	94	137	220
Total amount recognized in expense	€ 4,535	€ 3,563	€ 3,086